Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

September 30, 2017

Dates Covered
Collections Period	09/01/17 - 09/30/17
Interest Accrual Period	09/15/17 - 10/15/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/17	636,597,342.51	25,498
Yield Supplement Overcollateralization Amount 08/31/17	36,668,435.90	0
Receivables Balance 08/31/17	673,265,778.41	25,498
Principal Payments	14,912,736.74	214
Defaulted Receivables	276,249.91	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/17	35,467,647.01	0
Pool Balance at 09/30/17	622,609,144.75	25,274

Pool Statistics	$ Amount	# of Accounts
Pool Factor	93.38%
Prepayment ABS Speed	0.90%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	2,925,403.48	133
Past Due 61-90 days	957,443.65	36
Past Due 91-120 days	180,822.83	9
Past Due 121+ days	0.00	0
Total	4,063,669.96	178

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.62%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.17%
Delinquency Trigger Occurred	NO

Recoveries	95,823.34

Aggregate Net Losses/(Gains) - September 2017	180,426.57

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.32%
Prior Net Losses Ratio	0.02%
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.03%

Overcollateralization Target Amount	28,017,411.51
Actual Overcollateralization	10,401,040.50
Weighted Average APR	3.47%
Weighted Average APR, Yield Adjusted	5.60%
Weighted Average Remaining Term	65.80

Flow of Funds	$ Amount

Collections	16,886,180.46
Investment Earnings on Cash Accounts	18,594.86
Servicing Fee	(561,054.82)
Transfer to Collection Account	0.00
Available Funds	16,343,720.50

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	874,687.59
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	5,044,983.66
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,401,040.50
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	16,343,720.50

Servicing Fee	561,054.82
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 09/15/17	627,654,128.41
Principal Paid	15,446,024.16
Note Balance @ 10/16/17	612,208,104.25

Class A-1
Note Balance @ 09/15/17	84,974,128.41
Principal Paid	15,446,024.16
Note Balance @ 10/16/17	69,528,104.25
Note Factor @ 10/16/17	58.9221222%

Class A-2a
Note Balance @ 09/15/17	125,000,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	125,000,000.00
Note Factor @ 10/16/17	100.0000000%

Class A-2b
Note Balance @ 09/15/17	125,000,000.00
Principal Paid	0.0000000%
Note Balance @ 10/16/17	125,000,000.00
Note Factor @ 10/16/17	100.0000000%

Class A-3
Note Balance @ 09/15/17	229,000,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	229,000,000.00
Note Factor @ 10/16/17	100.0000000%

Class A-4
Note Balance @ 09/15/17	52,030,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	52,030,000.00
Note Factor @ 10/16/17	100.0000000%

Class B
Note Balance @ 09/15/17	11,650,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	11,650,000.00
Note Factor @ 10/16/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	897,696.34
Total Principal Paid	15,446,024.16
Total Paid	16,343,720.50

Class A-1
Coupon	1.28000%
Interest Paid	93,660.37
Principal Paid	15,446,024.16
Total Paid to A-1 Holders	15,539,684.53

Class A-2a
Coupon	1.61000%
Interest Paid	167,708.33
Principal Paid	0.00
Total Paid to A-2a Holders	167,708.33

Class A-2b
One-Month Libor	1.23444%
Coupon	1.33444%
Interest Paid	143,637.64
Principal Paid	0.00
Total Paid to A-2b Holders	143,637.64

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.3587460
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.3789795
Total Distribution Amount	24.7377255

A-1 Interest Distribution Amount	0.7937319
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	130.8985098
Total A-1 Distribution Amount	131.6922417

A-2a Interest Distribution Amount	1.3416666
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.3416666

A-2b Interest Distribution Amount	1.1491011
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	1.1491011

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	326.62
Noteholders' Principal Distributable Amount	673.38

Account Balances	$ Amount

Reserve Account
Balance as of 09/15/17	1,664,191.04
Investment Earnings	1,231.32
Investment Earnings Paid	(1,231.32)
Deposit/(Withdrawal)	-
Balance as of 10/16/17	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04